Cash, Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2017
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Cash and cash equivalents:
Cash	$364,766	$224,080
Short-term investments:
Bank time deposits	31,188	385,105

Total cash, cash equivalents and short-term investments	$395,954	$609,185